N-2 - USD ($)												6 Months Ended
		May 31, 2026		Nov. 30, 2025		Nov. 30, 2024		Nov. 30, 2023		Nov. 30, 2022	Nov. 30, 2021	May 31, 2026	Nov. 30, 2020
Cover [Abstract]
Entity Central Index Key												0000102426
Amendment Flag												false
Entity Inv Company Type												N-2
Document Type												N-CSRS
Entity Registrant Name												SRH Total Return Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

NOTE 10. SENIOR NOTES

On November 5, 2020, the Fund issued senior unsecured notes (“Notes”) in an aggregate amount of $225,000,000 in three fixed-rate series. The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The note purchase agreement (the “Agreement”) contains various covenants related to other indebtedness and limits on the Fund’s overall leverage. Under the 1940 Act and the terms of the Notes, the Fund may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.

The table below sets forth a summary of the key terms of each series of Notes outstanding at May 31, 2026.

Series	Principal Outstanding May 31, 2026	Payment Frequency	Unamortized Offering Costs	Estimated Fair Value May 31, 2026	Fixed Interest Rate	Maturity Date
A	$85,000,000	Semi-Annual	$372,318	$74,727,030	2.62%	November 5, 2030
B	$85,000,000	Semi-Annual	$450,502	$71,442,326	2.72%	November 5, 2032
C	$55,000,000	Semi-Annual	$342,001	$43,628,153	2.87%	November 5, 2035

The Fund incurred costs in connection with the issuance of the Notes. These costs, totaling $2,226,190, were recorded as a deferred charge and are being amortized over the respective life of each series of notes. Amortization of $94,913 is included as Offering Costs on the Statement of Operations and the carrying amount on the Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs. The estimated fair value of the Notes was calculated, for disclosure purposes, based on estimated market yields for comparable debt instruments with similar maturity and terms. The Fund categorizes the Notes as Level 2 securities within the fair value hierarchy.

The Fund shall at all times maintain a current rating given by a NRSRO (Nationally Recognized Statistical Rating Organization) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an ‘A’ long-term rating by Fitch Ratings.

At May 31, 2026, the Fund was in compliance with all covenants under the Agreement.

Document Period End Date												May 31, 2026
Senior Unsecured Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]	$ 225,000,000	[1]	$ 225,000,000	[1]	$ 225,000,000	[1]	$ 225,000,000	[1]	$ 223,169,000	$ 222,978,000	$ 225,000,000 [1]
Senior Securities Coverage per Unit	[3]	$ 10,574		$ 10,907		$ 10,416		$ 8,261		$ 7,925	$ 7,882	$ 10,574
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Notes
Long Term Debt, Principal		$ 225,000,000
Long Term Debt, Dividends and Covenants [Text Block]												The note purchase agreement (the “Agreement”) contains various covenants related to other indebtedness and limits on the Fund’s overall leverage. Under the 1940 Act and the terms of the Notes, the Fund may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.
Senior Notes Series A [Member]
General Description of Registrant [Abstract]
Annual Interest Rate [Percent]		2.62%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		$ 85,000,000
Senior Notes Series B [Member]
General Description of Registrant [Abstract]
Annual Interest Rate [Percent]		2.72%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		$ 85,000,000
Senior Notes Series C [Member]
General Description of Registrant [Abstract]
Annual Interest Rate [Percent]		2.87%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal		$ 55,000,000
Common Stock [Member]
General Description of Registrant [Abstract]
Share Price		$ 17.37		18.27		16.73		13.42		13.31	13.02	$ 17.37
NAV Per Share		$ 22.34		$ 23.11		$ 21.97		$ 16.83		$ 15.88	$ 15.69	$ 22.34	$ 13.29
Latest Premium (Discount) to NAV [Percent]		(22.25%)		(20.90%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		96,441,500		96,442,000		96,442,000		97,068,000		97,333,000	97,802,000

[1]	Principal amount. Excludes the costs incurred in connection with the issuance of the senior notes.
[2]	The amount shown is due to the issuance of senior notes (See Note 10).
[3]	Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the senior notes) from the Fund's total assets and dividing by the principal amount of the senior notes, then multiplying by $1,000.